Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2019
Summary of significant accounting policies
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company, its subsidiaries, and its VIE. All intercompany transactions and balances are eliminated upon consolidation.

Enterprise-wide disclosure

Enterprise-wide disclosure

The Company’s chief operating decision-makers (i.e. chief executive officer and her direct reports) review financial information presented on a consolidated basis, accompanied by disaggregated information about revenues by business lines (supermarket and farmers’ market revenues) for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. Based on qualitative and quantitative criteria established by Accounting Standards Codification (“ASC”) 280, “Segment Reporting”, the Company considers itself to be operating within one reportable segment as the Company’s grocery store operations are currently immaterial to its consolidated operation in total assets, revenue and net income (loss).

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of plant and equipment, impairment of long-lived assets, and allowance for doubtful accounts. Actual results could differ from these estimates.

Foreign currency translation and transaction

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. The statement of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive loss amounted to $(308,571) and $(41,025) as of June 30, 2019 and 2018, respectively. The balance sheet amounts, with the exception of shareholders’ equity at June 30, 2019 and 2018 were translated at 6.87 RMB and 6.62 RMB to $1.00, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to the statement of income accounts for the years ended June 30, 2019,  2018 and 2017 were 6.83 RMB, 6.51 RMB and 6.81 RMB to $1.00, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

The PRC government imposes significant exchange restrictions on fund transfers out of the PRC that are not related to business operations. These restrictions have not had a material impact on the Company because it has not engaged in any significant transactions that are subject to the restrictions.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand and time deposits placed with banks or other financial institutions and have original maturities of less than three months.
Restricted cash

Restricted cash

Restricted cash representing cash deposits frozen by the People’s Court of Yunyang related to the guarantee contract CQ Mingwen, CQ Penglin, GA Yongpeng and Mr. Mingwen Wang entered into on May 16, 2016. The frozen cash deposits were unfrozen by the Court in July 2018 after Mr. Mingwen Wang waived the liabilities of CQ Mingwen, CQ Penglin and GA Yongpeng, personally became responsible for all three payments and paid the first payment to the lender (See Note 13 for details).

Accounts receivable

Accounts receivable

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after 30 days. In establishing the required allowance for doubtful accounts, management considers historical experience, aging of the receivables, the economic environment, trends in the food industry and the credit history and relationships with the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. The Company provides an allowance for doubtful accounts provision of 25% for accounts receivable balances that are past due more than 180 days but less than 270 days, an allowance for doubtful accounts provision of 50% of for accounts receivable past due from 270 days but less than one year,  an allowance for doubtful accounts provision of 100% for accounts receivable past due beyond one year, plus additional amounts as necessary when the Company’s collection department determines the collection of the full amount is remote and the Company’s management approves 100% of the allowance for doubtful accounts. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The Company’s management has continued to evaluate the reasonableness of its valuation allowance policy and will update it if necessary.

Other receivables

Other receivables

Other receivables primarily include advances to employees, amounts due from unrelated entities, VAT tax refunds, and other deposits. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes the collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of June 30, 2019 and 2018, allowance for the doubtful accounts were $48,203 and $49,981, respectively.

Inventories

Inventories

Inventories are comprised of finished goods and are stated at the lower of cost or net realizable value using the weighted average method. Management reviews inventories for obsolescence and cost in excess of net realizable value at least annually and records a reserve against the inventory when the carrying value exceeds net realizable value.

Prepayments	Prepayments Prepayments are cash deposited or advanced to services providers for future inventory purchases or future services. This amount is refundable and bears no interest.
Security deposits

Security deposits

Security deposits are cash deposited to service providers who assisted the Company as a third party guarantor in the Company’s bank loans and sales contracts. These amounts are non-interest bearing and refundable upon the repayments of the loans or notes payable or fulfillment of sales contracts.

Plant and equipment, net

Plant and equipment, net

Plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with a 0% or 5% residual value. The estimated useful lives are as follows:

Useful Life
Building	10‑20 years
Electronic devices	5‑10 years
Automobile	5‑10 years
Office equipment	5 years
Leasehold improvements	Shorter of the lease term or useful life

The cost and related accumulated depreciation and amortization of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation and amortization to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets, net

Intangible assets are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets. All land in the PRC is owned by the government; however, the government grants “land-use rights.” The Company has obtained rights to use various parcels of land for 50 years. The Company amortizes the cost of the land use rights over their useful life using the straight-line method.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including plant and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of June 30, 2019 and 2018, no impairment of long-lived assets was recognized.

Fair value measurement

Fair value measurement

The accounting standard regarding the fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest. Loans receivable and the related accrued interest in the consolidated balance sheets at carrying value, which approximates fair value as the negotiated interest rates were indicative of the loan recipient’s financial condition and the rates the recipient could have obtained from an advance of another loan provider. Long-term bank loan on the balance sheets is at carrying value, which approximates fair value as the bank was lending the money to the Company at the market rate.

Revenue recognition

Revenue recognition

Prior to June 30, 2018, revenue is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) the ability to collect is reasonably assured.

Revenues are recognized at the date of goods delivered and title passed to customers or agents, when a formal arrangement exists, the price is fixed or determinable, the Company has no other significant obligations and collectability is reasonably assured. The Company’s revenues come from two channels: supermarkets and farmers’ markets. The products sold in supermarkets are processed meat products and they sold in the PRC are subject to a Chinese value-added tax (“VAT”). The products sold at farmers’ markets are fresh-killed hog and hog’s byproducts. These products sold in the PRC are not subject to a Chinese VAT. VAT taxes are presented as a reduction of revenue.

On July 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2014‑09, Revenue from Contracts with Customers (ASC 606) using the modified retrospective method for contracts that were not completed as of June 30, 2018. The core principle underlying the revenue recognition ASU is that the Company recognizes revenue to represent the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or overtime, based on when control of goods and services transfers to a customer.  The Company’s revenue streams are primarily recognized at a point in time.

The ASU requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

Upon adoption, the Company evaluated its revenue recognition policy for all revenue streams within the scope of the ASU under previous standards and using the five-step model under the new guidance and determined that there were no differences in the pattern of revenue recognition.  The Company also evaluated its current costs and liabilities in relation to its revenue streams and determined no contract assets (or contract liabilities) are required to be capitalized or accrued upon adoption.   Disaggregated revenue by the Company’s revenue streams, such as supermarket and grocery store revenue and famers’ market revenue are required to be disclosed upon adoption, which has been reflected in the accompanying consolidated statements of income and comprehensive income.

Cost of revenues	Cost of revenues Cost of revenues comprised of the cost of raw materials and the cost of processing and overhead expenses on sold products.
Shipping and handling	Shipping and handling Shipping and handling costs are expensed as incurred and included in selling expenses.
Advertising costs

Advertising costs

Advertising costs amounted to $14,876,  $4,320 and $10,452 for the years ended June 30, 2019, 2018 and 2017, respectively. Advertising costs are expensed as incurred and included in selling expenses.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2017 to 2019 are subject to examination by any applicable tax authorities.

Earnings per share ("EPS")

Earnings per share (“EPS”)

Basic earnings per share are computed by dividing income available to ordinary shareholders by the weighted average ordinary shares outstanding during the period. Diluted earnings per share take into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. Ordinary shares equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted earnings per share.  Dilution is computed by applying the treasury share method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase ordinary shares at the average market price during the period.

A total of 725,000 issued and outstanding ordinary shares with redemption rights prior to the redemption right removal on May 10, 2019 are included in the diluted earnings per share calculation with a weighted average effect of 623,699 and 83,151 ordinary shares for the years ended June 30, 2019 and 2018, respectively as if the shares were issued without any redemption right.  A total of 4,667 warrants with weighted average effect of 1,867 ordinary shares using treasury share method are included in the diluted EPS calculation for the year ended June 30, 2019.  A total of 1,172,360 warrants issued on May 10, 2019 are excluded in the diluted EPS calculation for the year ended June 30, 2019 as the average market price is lower than or equal to the exercise price.

Employee benefit

Employee benefit

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $95,331,  $54,804 and $51,801 for the years ended June 30, 2019, 2018 and 2017, respectively.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842), to increase the transparency and comparability about leases among entities. The new guidance requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. It also requires additional disclosures about leasing arrangements. ASU 2016‑02 is effective for interim and annual periods beginning after December 15, 2018, and requires a modified retrospective approach to adoption assuming the Company will remain an emerging growth company at that date. Early adoption is permitted. In September 2017, the FASB issued ASU No. 2017‑13, which to clarify effective dates that public business entities and other entities were required to adopt ASC Topic 842 for annual reporting. A public business entity that otherwise would not meet the definition of a public business entity except for a requirement to include or the inclusion of its financial statements or financial information in another entity’s filing with the SEC adopting ASC Topic 842 for annual reporting periods beginning after December 15, 2019, and interim reporting periods within annual reporting periods beginning after December 15, 2020. ASU No. 2017‑13 also amended that all components of a leveraged lease be recalculated from the inception of the lease based on the revised after tax cash flows arising from the change in the tax law, including revised tax rates. The difference between the amounts originally recorded and the recalculated amounts must be included in the income of the year in which the tax law is enacted. The Company has not early adopted this update and it will become effective on July 1, 2019. The adoption of ASU 2016‑02 will recognize additional operating liabilities of approximately $1.3 million, with corresponding right of use (“ROU”) assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases with a term longer than 12 months.

In November 2016, the FASB issued ASU No. 2016‑18, "Statement of Cash Flows: Restricted Cash". The amendments address diversity in practice that exists in the classification and presentation of changes in restricted cash on the statement of cash flows. The amendment is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption was permitted, including adoption in an interim period. Management adopted this ASU early during the year ended June 30, 2018. For the year ended June 30, 2018, cash and cash equivalents were increased by the amount of the restricted cash on the Company’s statement of cash flows.

In February 2018, the FASB issued ASU 2018‑02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The amendments in this Update affect any entity that is required to apply the provisions of Topic 220, Income Statement – Reporting Comprehensive Income, and has items of other comprehensive income for which the related tax effects are presented in other comprehensive income as required by GAAP. The amendments in this Update are effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The amendments in this Update should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company does not believe the adoption of this ASU on July 1, 2020 would have a material effect on the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018‑07 – Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which to include share-based payment transactions for acquiring goods and services from nonemployees, which nonemployee share-based payment awards within the scope of Topic 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied. The definition of the term grant date is amended to generally state the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award. The amendments are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. Management plans to adopt this ASU on July 1, 2020. Management does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018‑13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018‑13”). ASU 2018‑13 removes, modifies and adds certain disclosure requirements in Topic 820 “Fair Value Measurement”. ASU 2018‑13 eliminates certain disclosures related to transfers and the valuations process, modifies disclosures for investments that are valued based on net asset value, clarifies the measurement uncertainty disclosure, and requires additional disclosures for Level 3 fair value measurements. ASU 2018‑13 is effective for the Company for annual and interim reporting periods beginning July 1, 2020. The Company does not believe the adoption of this ASU will not have a material effect on the Company’s audited consolidated financial statements.

In May 2019, the FASB issued ASU 2019‑05, which is an update to ASU Update No. 2016‑13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016‑13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016‑13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326‑30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities.  The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016‑13 while still providing financial statement users with decision-useful information.  ASU 2019‑05 is effective for the Company for annual and interim reporting periods beginning July 1, 2020. The Company is currently evaluating the impact of ASU 2019‑05 will have on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.

Reclassification

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation such as segregating the selling and general and administrative expenses for comparative purpose. These reclassifications have no effect on the reported revenues, net income (loss) or total assets.